TRADE AND LOAN RECEIVABLES, TRADE PAYABLES and PAYABLES TO MERCHANTS - Movements in provision for impairment of receivables (Details) - Receivables - Accumulated impairment - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Movements in provision for impairment of receivables
Beginning of the period	₺ 89,674	₺ 60,945
Additions during the year	258,535	70,812
Collections	(11,029)	(3,448)
Unused amount reversed	(60,901)
Monetary gain	(49,781)	(38,635)
End of the period	₺ 226,498	₺ 89,674